FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2010
Fair Value Of Financial Instruments (Tables) [Abstract]
Schedule Of Summary Of Carrying and Fair Values For Financial Instruments [Table Text Block]
Schedule of summarizes the carrying and fair values for financial instruments

	Carrying value		Estimated fair value
	12/31/2010	12/31/2009	12/31/2010	12/31/2009
Financial assets
Assets for which fair value approximates carrying value	266,095	149,467	266,095	149,467
Interest-bearing deposits in other banks	57,566	89,085	57,574	89,128
Available-for-sale securities	44,636	41,263	44,636	41,263
Held-to-maturity securities	2,506	1,762	3,110	2,124
Loans and leases, net of allowance for loan and lease losses	278,031	225,768	278,222	226,135
Financial liabilities
Liabilities for which fair value approximates carrying value	296,669	214,126	296,669	214,126
Interest-bearing deposits	176,221	165,024	176,141	164,983
Long-term debt	84,768	58,976	84,617	58,812
Off-balance sheet financial instruments
Standby letters of credit	756	1,207	435	349
Guarantees	37,618	31,234	108	68